COVER PAGE

Period ended 03/31/01
Jeff Berkowitz
Cramer Capital
40 Fulton Street
24th Floor
New York, New York 10038
CIK 0001087699

Dan Gissinger
Analyst
212 587-2938

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 30
Form 13F-HR Information Table Value Total: $27,014,286





Name of Issuer           Title of  ClCusip Number Fair Mkt Value
Shares/PRN Amount
Voting Authority

ASM International N.V.        Com     N07045102                   442,187
25,000
Sole

Agere Sys Inc.               Com       00845V100                  154,500
25,000
Sole

American Express Co.         Com        025816109                 413,000
10,000
Sole

Analog Devices Inc.              4/40P       0326549PH            423,750
750
Sole

Applied Materials Inc.           Com       038222105               870,000
20,000
Sole

Applied Materials Inc.            4/50P      0382229PJ              151,250
200
Sole

BMC Software Inc.                 Com        055921100               860,000
40,000
Sole

BEA Systems Inc.                   4/22.5C    0733259DX              75,625
100
Sole

CSX Corp.                          Com        126408103               842,500
25,000
Sole

Capstone Turbine Corp.              Com        14067D102              425,625
15,000
Sole

CitiGroup Inc.                     4/47.5P     1729679PW               258,750
750
Sole

Colgate-Palmolive Co.               4/60P       1941629PL              202,000
400
Sole

EMC Corporation                     4/40P        2686409PH              817,500
750
Sole

EMC Corporation                     4/35P        2686409PG              167,500
250
Sole

Eastman Kodak Co.                   4/45P         2774619PI              540,000
1,000
Sole

Electronic Arts Inc.                 Com          285512109           2,712,500
50,000
Sole

Emerson Electric Co.                 4/65P         2910119PM          230,000
500
Sole

Fairchild Corp Class-A               Com            303698104         4,182,000
850,000
Sole

General Electric Co.                 4/45P          3696049PI         187,500
500
Sole

Harrahs Entertainment Inc.             Com           413619107        1,765,800
60,000
Sole

Home Depot Inc.                        Com           437076102        646,500
15,000
Sole

IMS Health Inc.                        4/27.5P        4499349DY       17,500
1,000
Sole

Nokia Corp Spon ADR                    Com            654902204       1,080,000
45,000
Sole

Nokia Corp Spon ADR                     4/27.5P        6549029PY       260,000
650
Sole

TheStreet.Com, Inc.                     Com            88368Q103       473,125
151,400
Sole

UFP Technologies                        Com             902673102      313,437
170,000
Sole

Viacom Inc Cl-B                         Com             925524308      659,550
15,000
Sole

Visual Networks, Inc.                   Com              928444108     178,125
50,000
Sole

Wal Mart Stores Inc.                     Com              931142103    2,525,000
50,000
Sole

Worldcom Inc                            Com               98157D106    5,139,062
275,000
Sole